EXHIBIT 99.26

Opus EXCEPTION Report

Customer Loan ID	Loan Exception ID	Exception ID	Exception Category	Exception Subcategory	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Exception Status	Exception Approved Pre Origination	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Subject to Predatory Lending	HUD Category
719679	N/A	N/A	N/A		N/A	N/A	N/A	N/A		N/A		N/A	N/A	N/A	N/A	N/A	N/A	Y